UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments • March 31, 2017 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (77.5%)
	Basic Materials (0.6%)
$175	Goldcorp, Inc. (Canada)	2.125%	03/15/18	$175,471

	Communications (6.7%)
400	AT&T, Inc.	2.45	06/30/20	400,281
225	Baidu, Inc. (China)	3.25	08/06/18	228,471
200	CBS Corp.	2.30	08/15/19	200,882
150	Deutsche Telekom International Finance BV (Germany)(a)	2.225	01/17/20	149,686
225	Orange SA (France)	2.75	02/06/19	227,741
175	Scripps Networks Interactive, Inc.	2.75	11/15/19	177,198
50	Thomson Reuters Corp. (Canada)	1.65	09/29/17	50,020
175	Time Warner Cable, Inc.	6.75	07/01/18	185,106
230	Verizon Communications, Inc. (a)	2.946	03/15/22	229,346
				1,848,731
	Consumer Discretionary (0.7%)
200	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36	03/20/23	200,000

	Consumer, Cyclical (7.7%)
175	American Honda Finance Corp., MTN (Japan)	2.45	09/24/20	176,766
175	CVS Health Corp.	2.125	06/01/21	171,823
250	Daimler Finance North America LLC (Germany)(a)	2.375	08/01/18	251,849
100	Delta Air Lines, Inc.	2.875	03/13/20	100,880
200	Ford Motor Credit Co., LLC	2.681	01/09/20	201,558
125	Hyundai Capital America (Korea, Republic of)(a)	2.00	03/19/18	125,142
50	Hyundai Capital America (Korea, Republic of)(a)(b)	2.55	04/03/20	50,037
100	Hyundai Capital America (Korea, Republic of)(a)	2.60	03/19/20	100,109
175	McDonald’s Corp., MTN	2.20	05/26/20	175,383
240	Nissan Motor Acceptance Corp. (Japan)(a)	2.65	09/26/18	242,467
175	Southwest Airlines Co.	2.75	11/06/19	178,002
200	Volkswagen Group of America Finance LLC (Germany)(a)	2.40	05/22/20	199,328
160	Walgreens Boots Alliance, Inc.	1.75	05/30/18	160,240
				2,133,584
	Consumer, Non-Cyclical (16.7%)
140	Abbott Laboratories	2.35	11/22/19	140,670
175	AbbVie, Inc.	2.50	05/14/20	176,321
280	Actavis Funding SCS	3.00	03/12/20	284,973
200	Anheuser-Busch InBev Finance, Inc. (Belgium)	2.65	02/01/21	201,682
150	AstraZeneca PLC (United Kingdom)	1.75	11/16/18	150,087
150	BAT International Finance PLC (United Kingdom)(a)	2.75	06/15/20	151,407
175	Baxalta, Inc.	2.875	06/23/20	177,591
200	Bayer US Finance LLC (a)	2.375	10/08/19	201,446
100	Becton Dickinson and Co.	2.675	12/15/19	101,490
175	Biogen, Inc.	2.90	09/15/20	178,271
175	Celgene Corp.	2.875	08/15/20	177,819
250	Cooperatieve Rabobank UA, Series BKTN (Netherlands)	1.375	08/09/19	246,635
200	Danone SA (France)(a)	1.691	10/30/19	197,456
175	EMD Finance LLC (Germany)(a)	2.40	03/19/20	175,048
100	Estee Lauder Cos., Inc. (The)	1.70	05/10/21	97,921
210	Experian Finance PLC (United Kingdom)(a)	2.375	06/15/17	210,299
175	Gilead Sciences, Inc.	2.55	09/01/20	176,971
75	JM Smucker Co. (The)	2.50	03/15/20	75,808
150	Kroger Co. (The)	2.30	01/15/19	150,989
50	Mead Johnson Nutrition Co.	3.00	11/15/20	51,010

175	Medtronic, Inc.	2.50		03/15/20	177,598
150	Molson Coors Brewing Co.	1.45		07/15/19	148,142
175	Reynolds American, Inc.	2.30		06/12/18	176,103
300	Synchrony Financial	3.00		08/15/19	304,847
75	Teva Pharmaceutical Finance Netherlands III BV (Israel)	1.40		07/20/18	74,582
250	Tyson Foods, Inc.	2.65		08/15/19	252,891
150	UnitedHealth Group, Inc.	2.70		07/15/20	153,087
					4,611,144
	Diversified (1.5%)
200	Hutchison Whampoa International 14 Ltd. (Hong Kong)(a)	1.625		10/31/17	199,935
200	LVMH Moet Hennessy Louis Vuitton SE (France)(a)	1.625		06/29/17	200,085
					400,020
	Energy (2.8%)
100	BP Capital Markets PLC (United Kingdom)	2.315		02/13/20	100,877
110	Chevron Corp.	1.991		03/03/20	110,186
50	Enbridge, Inc. (Canada)	1.514	(c)	06/02/17	50,020
175	Energy Transfer Partners LP	2.50		06/15/18	175,904
125	Enterprise Products Operating LLC	2.55		10/15/19	126,129
200	Kinder Morgan, Inc.	3.05		12/01/19	203,493
					766,609
	Finance (30.3%)
230	ABN Amro Bank N.V. (Netherlands)(a)	2.50		10/30/18	231,927
150	Air Lease Corp.	2.125		01/15/20	148,967
225	American Express Credit Corp., Series G	2.25		08/15/19	226,852
280	Bank of America Corp., MTN	2.625		10/19/20	281,737
150	Bank of New York Mellon Corp. (The), MTN	2.45		11/27/20	150,918
210	BNP Paribas SA, MTN (France)	2.70		08/20/18	212,240
260	BNZ International Funding Ltd. (New Zealand)(a)	2.35		03/04/19	261,190
275	BPCE SA, MTN (France)	2.25		01/27/20	273,409
175	Capital One Financial Corp.	2.45		04/24/19	176,092
150	Citigroup, Inc.	2.45		01/10/20	150,738
250	Compass Bank	1.85		09/29/17	249,960
250	Credit Agricole SA (France)(a)	2.125		04/17/18	250,768
250	Credit Suisse AG, Series G (Switzerland)	2.30		05/28/19	251,026
200	Danske Bank A/S (Denmark)(a)	1.65		09/06/19	197,512
225	DBS Group Holdings Ltd. (Singapore)(a)	2.246		07/16/19	225,866
250	Discover Bank	2.00		02/21/18	250,265
175	ERP Operating LP	2.375		07/01/19	176,227
175	Goldman Sachs Group, Inc. (The)	2.35		11/15/21	171,578
220	HSBC USA, Inc.	2.25		06/23/19	221,017
200	Intesa Sanpaolo SpA (Italy)	3.875		01/16/18	202,737
100	Jackson National Life Global Funding (a)	1.875		10/15/18	100,217
100	Jackson National Life Global Funding (a)	2.20		01/30/20	99,907
50	JPMorgan Chase & Co., MTN	2.295		08/15/21	49,511
200	LeasePlan Corp. N.V. (Netherlands)(a)	2.875		01/22/19	200,940
200	Lloyds Banking Group PLC (United Kingdom)	3.10		07/06/21	201,843
201	Macquarie Bank Ltd. (Australia)(a)	2.60		06/24/19	203,056
150	Metropolitan Life Global Funding I (a)(d)	1.35		09/14/18	149,438
175	Metropolitan Life Global Funding I (a)(d)	2.00		04/14/20	174,030
230	Mizuho Bank Ltd. (Japan)(a)	1.85		03/21/18	229,869
125	New York Life Global Funding (a)	1.55		11/02/18	124,818
250	Principal Life Global Funding II (a)	2.15		01/10/20	249,970
150	Protective Life Global Funding (a)	1.722		04/15/19	148,433
150	Protective Life Global Funding (a)	2.70		11/25/20	151,166
200	QBE Insurance Group Ltd. (Australia)(a)	2.40		05/01/18	200,509
200	Santander Holdings USA, Inc.	2.70		05/24/19	201,046
250	Skandinaviska Enskilda Banken AB (Sweden)	2.30		03/11/20	250,741
300	Standard Chartered PLC (United Kingdom)(a)	1.50		09/08/17	299,706
260	Sumitomo Mitsui Banking Corp. (Japan)	2.45		01/10/19	262,027

300	UBS AG, MTN (Switzerland)	2.375		08/14/19	302,117
250	US Bank NA	2.00		01/24/20	251,029
200	WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia)(a)	2.70		09/17/19	201,970
					8,363,369
	Industrials (3.2%)
50	Harris Corp.	2.70		04/27/20	50,496
115	Ingersoll-Rand Global Holding Co., Ltd.	2.875		01/15/19	116,939
75	Lockheed Martin Corp.	2.50		11/23/20	75,582
150	Rockwell Collins, Inc. (b)	1.95		07/15/19	150,167
50	Ryder System, Inc., MTN	2.65		03/02/20	50,377
250	Siemens Financieringsmaatschappij N.V. (Germany)(a)	2.15		05/27/20	250,087
175	Union Pacific Corp.	2.25		06/19/20	176,029
					869,677
	Technology (1.6%)
125	Lam Research Corp.	2.80		06/15/21	125,577
300	TSMC Global Ltd. (Taiwan)(a)	1.625		04/03/18	299,311
					424,888
	Utilities (5.7%)
275	Dominion Gas Holdings LLC	2.50		12/15/19	278,256
75	DTE Energy Co.	1.50		10/01/19	73,786
100	Duke Energy Corp.	1.80		09/01/21	96,695
225	Engie SA (France)(a)	1.625		10/10/17	224,962
175	Eversource Energy	1.45		05/01/18	174,402
200	Origin Energy Finance Ltd. (Australia)(a)	3.50		10/09/18	202,763
175	Sempra Energy	2.40		03/15/20	175,755
250	Southern Co. (The)	2.15		09/01/19	250,105
100	Xcel Energy, Inc.	1.20		06/01/17	99,933
					1,576,657
	Total Corporate Bonds (Cost $21,291,191)				21,370,150

	Asset-Backed Securities (11.4%)
100	AMSR Trust (a)	2.343	(c)	11/17/33	101,053
	Colony American Homes
124	(a)	2.093	(c)	05/17/31	123,981
100	(a)	4.18	(c)	07/17/31	100,205
381	Ford Credit Auto Owner Trust (a)	2.26		11/15/25	384,337
	Green Tree Agency Advance Funding Trust I
125	(a)	2.38		10/15/48	124,167
100	(a)	3.095		10/15/48	100,048
206	Invitation Homes Trust (a)	3.693	(c)	08/17/32	207,301
100	Mariner Finance Issuance Trust (a)	3.62		02/20/29	100,647
100	Marlette Funding Trust (a)	2.827		03/15/24	100,174
	Nationstar HECM Loan Trust
52	(a)	2.239		06/25/26	52,375
42	(a)	2.883		11/25/25	42,297
46	(a)	2.981		02/25/26	45,995
153	North Carolina State Education Assistance Authority	1.838	(c)	07/25/25	153,363
110	NRZ Excess Spread-Collateralized Notes (a)	5.683		07/25/21	110,276
41	Panhandle-Plains Higher Education Authority, Inc.	1.948	(c)	07/01/24	40,845
85	PennyMac 2015-NPL1 LLC (a)	4.00		03/25/55	85,920
94	PRPM LLC (a)	4.00		09/27/21	93,410
72	RMAT LLC (a)	4.826		06/25/35	71,353
	SPS Servicer Advance Receivables Trust
100	(a)	2.53		11/16/48	99,798
113	(a)	2.92		07/15/47	113,182
	Verizon Owner Trust
110	(a)	1.68		05/20/21	109,684
105	(a)	2.06		09/20/21	105,397

100	VOLT LV LLC (a)	3.50		03/25/47	100,304
88	VOLT NPL X LLC (a)	4.75		10/26/54	87,848
100	VOLT XIX LLC (a)	5.00		04/25/55	99,865
100	VOLT XXII LLC (a)	4.25		02/25/55	98,039
100	VOLT XXXI LLC (a)	4.50		02/25/55	99,494
198	VOLT XXXIII LLC (a)	4.25		03/25/55	195,655
	Total Asset-Backed Securities (Cost $3,127,986)				3,147,013

	Mortgages - Other (4.9%)
66	CHL Mortgage Pass-Through Trust	5.50		05/25/34	67,830
	Fannie Mae Connecticut Avenue Securities
134		2.282	(c)	04/25/29-07/25/29	134,708
64		3.182	(c)	10/25/28	65,087
	Freddie Mac Structured Agency Credit Risk Debt Notes
119		1.882	(c)	10/25/27	119,677
23		1.982	(c)	02/25/24	22,589
130		2.232	(c)	10/25/28	130,559
161		2.732	(c)	09/25/28	162,432
77	JP Morgan Mortgage Trust	3.191	(c)	07/25/35	76,930
126	Merrill Lynch Mortgage Investors Trust	3.01	(c)	12/25/34	126,723
297	New Residential Mortgage Loan Trust (a)	3.75	(c)	11/26/35- 08/25/55	304,061
134	Sequoia Mortgage Trust	1.598	(c)	08/20/34	127,018
	Total Mortgages - Other (Cost $1,338,382)				1,337,614

	Commercial Mortgage-Backed Securities (3.1%)
187	BLCP Hotel Trust (a)	1.862	(c)	08/15/29	187,470
121	CDGJ Commercial Mortgage Trust (a)	2.312	(c)	12/15/27	121,043
87	Citigroup Commercial Mortgage Trust (a)	2.11		01/12/30	87,536
94	Cosmopolitan Hotel Trust (a)	2.312	(c)	11/15/33	94,876
100	Hudsons Bay Simon JV Trust (a)	2.41	(c)	08/05/34	100,186
62	JP Morgan Chase Commercial Mortgage Securities Trust (a)	1.892	(c)	07/15/31	62,294
102	TRU Trust (a)	3.162	(c)	11/15/30	102,568
95	Velocity Commercial Capital Loan Trust	2.578	(c)	10/25/46	95,468
	Total Commercial Mortgage-Backed Securities (Cost $851,071)				851,441

	Collateralized Mortgage Obligations - Agency Collateral Series (0.9%)
111	Federal Home Loan Mortgage Corporation, REMIC	7.50		09/15/29	129,566
	Government National Mortgage Association,
	IO
220		5.252	(c)	03/20/43	38,269
276		5.522	(c)	05/20/40	54,334
	IO PAC
364		5.172	(c)	10/20/41	38,323
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $193,602)				260,492

	Sovereign (0.9%)
245	Korea Development Bank (The) (Korea, Republic of) (Cost $242,428)	1.50		01/22/18	244,557

	Agency Fixed Rate Mortgages (0.3%)
	Federal National Mortgage Association,
	Conventional Pools:
53		6.50		01/01/32	59,167
26		7.00		12/01/31-06/01/32	27,363
	Total Agency Fixed Rate Mortgages (Cost $83,470)				86,530

	Short-Term Investments (1.6%)
	U.S. Treasury Security (0.2%)
51	U.S. Treasury Bill (e)(f) (Cost $50,896)	0.637		07/27/17	50,874

NUMBER OF SHARES (000)
	Investment Company (1.4%)
388	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $387,930)		387,930
	Total Short-Term Investments (Cost $438,826)		438,804

	Total Investments (Cost $27,566,956) (h)(i)(j)	100.6%	27,736,601
	Liabilities in Excess of Other Assets	(0.6)	(170,714)
	Net Assets	100.0%	$27,565,887

IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	When-issued security.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2017.
(d)

For the three months ended March 31, 2017, there were no transactions in Met Life, Inc., Corporate Bond, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor.

(e)	Rate shown is the yield to maturity at March 31, 2017.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by $90 relating to the Portfolio’s investment in the Liquidity Funds.

(h)	Securities are available for collateral in connection with purchase of a when-issued securities and open futures contracts.
(i)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(j)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $240,984 and the aggregate gross unrealized depreciation is $71,339 resulting in net unrealized appreciation of $169,645.

Futures Contracts Open at March 31, 2017:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
42	Long	U.S. Treasury 5 yr. Note, Jun-17	$4,944,516	$7,359
4	Long	U.S. Treasury 30 yr. Bond, Jun-17	603,375	508
1	Short	U.S. Treasury 10 yr. Note, Jun-17	(124,562)	(1,547)
1	Short	U.S. Treasury 10 yr. Ultra Long Bond, Jun-17	(133,891)	(356)
3	Short	U.S. Treasury Ultra Bond, Jun-17	(481,875)	(2,367)
		Net Unrealized Appreciation		$3,597

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments • March 31, 2017 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Corporate Bonds (97.0%)
	Basic Materials (3.5%)
$350	Air Liquide Finance SA (France)(a)	2.25%		09/27/23	$334,573
240	BHP Billiton Finance USA Ltd. (Australia)	3.85		09/30/23	255,085
225	BHP Billiton Finance USA Ltd. (Australia)	5.00		09/30/43	252,544
375	Eastman Chemical Co.	3.80		03/15/25	383,654
390	Eldorado Gold Corp. (Canada)(a)	6.125		12/15/20	401,700
175	Goldcorp, Inc. (Canada)	5.45		06/09/44	185,646
450	International Paper Co.	3.00		02/15/27	421,588
300	LyondellBasell Industries N.V.	4.625		02/26/55	282,377
470	NOVA Chemicals Corp. (Canada)(a)	5.25		08/01/23	482,337
315	Southern Copper Corp. (Mexico)	7.50		07/27/35	385,604
220	Vale Overseas Ltd. (Brazil)	6.875		11/21/36	237,622
					3,622,730
	Communications (13.1%)
325	21st Century Fox America, Inc.	4.75		09/15/44	329,485
700	Alibaba Group Holding Ltd. (China)	2.50		11/28/19	703,829
175	Amazon.com, Inc.	4.95		12/05/44	198,464
350	AT&T, Inc.	4.25		03/01/27	354,575
1,176	AT&T, Inc.	4.50		03/09/48	1,049,869
525	Baidu, Inc. (China)	2.75		06/09/19	531,864
200	Baidu, Inc. (China)	3.25		08/06/18	203,085
100	CBS Corp.	4.60		01/15/45	97,955
150	CBS Corp.	4.90		08/15/44	152,663
550	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908		07/23/25	582,135
275	Charter Communications Operating LLC/Charter Communications Operating Capital	6.484		10/23/45	317,715
800	Cisco Systems, Inc.	1.85		09/20/21	785,058
270	Comcast Corp.	6.40		05/15/38	345,035
251	Ctrip.com International Ltd. (China)	1.25		10/15/18	329,908
150	Deutsche Telekom International Finance BV (Germany)(a)	3.60		01/19/27	149,650
275	Deutsche Telekom International Finance BV (Germany)	8.75		06/15/30	401,739
200	DISH DBS Corp.	5.875		11/15/24	210,800
340	Empresa Nacional de Telecomunicaciones SA (Chile)(a)	4.75		08/01/26	349,306
425	NBC Universal Media LLC	5.95		04/01/41	519,551
175	Netflix, Inc. (a)	4.375		11/15/26	172,156
225	Omnicom Group, Inc.	3.60		04/15/26	225,316
93	Omnicom Group, Inc.	3.65		11/01/24	94,211
900	Ooredoo International Finance Ltd. (Qatar)(a)	3.25		02/21/23	892,184
200	Orange SA (France)	9.00		03/01/31	295,138
300	Priceline Group, Inc. (The)	0.90		09/15/21	338,063
250	Shutterfly, Inc.	0.25		05/15/18	250,938
200	Sprint Corp.	7.125		06/15/24	214,000
175	Telefonica Emisiones SAU (Spain)	4.103		03/08/27	176,592
330	Telefonica Europe BV (Spain)	8.25		09/15/30	449,632
800	Time Warner, Inc.	3.80		02/15/27	792,890
1,190	Verizon Communications, Inc.	4.672		03/15/55	1,067,094
200	Viacom, Inc.	5.85		09/01/43	211,362
250	Viavi Solutions, Inc.	0.625		08/15/33	279,375
200	Vodafone Group PLC (United Kingdom)	4.375		02/19/43	183,545
226	Yahoo!, Inc.	0.00	(b)	12/01/18	235,323
					13,490,505

	Consumer Discretionary (0.8%)
825	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36		03/20/23	825,000

	Consumer, Cyclical (7.6%)
351	American Airlines Pass-Through Trust	4.00		01/15/25	362,593
575	BMW US Capital LLC (Germany)(a)	2.70		04/06/22	576,216
570	British Airways Pass-Through Trust (United Kingdom)(a)	4.625		06/20/24	606,240
100	Darden Restaurants, Inc.	6.80		10/15/37	120,432
475	Delta Air Lines, Inc.	3.625		03/15/22	485,421
325	Dollar General Corp.	3.25		04/15/23	325,379
175	Ford Motor Co.	4.75		01/15/43	165,002
300	Ford Motor Credit Co., LLC	3.096		05/04/23	293,098
300	General Motors Co.	6.60		04/01/36	345,881
168	Hanesbrands, Inc. (a)	4.875		05/15/26	165,900
200	Home Depot, Inc.	3.35		09/15/25	205,908
175	Home Depot, Inc.	5.875		12/16/36	221,817
400	Lowe’s Cos., Inc.	2.50		04/15/26	380,395
375	Macy’s Retail Holdings, Inc.	2.875		02/15/23	350,298
300	McDonald’s Corp., MTN	4.60		05/26/45	306,128
475	RH (a)	0.00	(b)	06/15/19	428,687
336	Tesla Inc.	1.25		03/01/21	331,170
275	Under Armour, Inc.	3.25		06/15/26	251,614
768	United Airlines Pass-Through Trust, Class A	4.30		08/15/25	800,207
375	Volkswagen Group of America Finance LLC (Germany)(a)	2.40		05/22/20	373,740
125	Wal-Mart Stores, Inc.	5.25		09/01/35	147,899
200	Walgreens Boots Alliance, Inc.	3.45		06/01/26	195,932
350	ZF North America Capital, Inc. (Germany)(a)	4.50		04/29/22	365,750
					7,805,707
	Consumer, Non-Cyclical (13.3%)
450	Abbott Laboratories	3.40		11/30/23	455,309
175	Abbott Laboratories	4.90		11/30/46	181,990
200	AbbVie, Inc.	3.20		05/14/26	192,631
175	AbbVie, Inc.	4.70		05/14/45	175,214
200	Actavis Funding SCS	4.75		03/15/45	201,625
140	Altria Group, Inc.	5.375		01/31/44	160,278
275	Amgen, Inc.	2.60		08/19/26	255,437
272	Amgen, Inc.	4.663		06/15/51	273,324
400	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.65		02/01/26	405,220
525	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.70		02/01/24	543,103
600	Anheuser-Busch InBev Finance, Inc. (Belgium)	4.90		02/01/46	650,995
325	AstraZeneca PLC (United Kingdom)	6.45		09/15/37	425,148
150	Automatic Data Processing, Inc.	3.375		09/15/25	154,953
125	Baxalta, Inc.	5.25		06/23/45	136,833
350	Boston Scientific Corp.	3.85		05/15/25	355,967
260	BRF SA (Brazil)(a)	3.95		05/22/23	245,375
250	Cencosud SA (Chile)(a)	6.625		02/12/45	256,767
312	EMD Finance LLC (Germany)(a)	3.25		03/19/25	308,857
275	Express Scripts Holding Co.	4.50		02/25/26	282,586
225	Gilead Sciences, Inc.	4.80		04/01/44	232,938
275	Grupo Bimbo SAB de CV (Mexico)(a)	3.875		06/27/24	276,870
250	Humana, Inc.	3.95		03/15/27	256,135
316	Illumina, Inc.	0.00	(b)	06/15/19	319,555
300	Kraft Heinz Foods Co.	4.375		06/01/46	282,647
300	Mead Johnson Nutrition Co.	3.00		11/15/20	306,060
375	Medtronic, Inc.	4.625		03/15/45	403,612
225	Mylan N.V.	3.95		06/15/26	220,655
325	Novartis Capital Corp. (Switzerland)	4.40		05/06/44	346,168
350	PepsiCo, Inc.	3.60		03/01/24	367,786
350	Pfizer, Inc.	3.00		12/15/26	346,984
200	Philip Morris International, Inc.	4.50		03/20/42	204,116

525	Synchrony Financial	3.00	08/15/19	533,482
575	Teva Pharmaceutical Finance Netherlands III BV (Israel)	3.15	10/01/26	530,937
325	Thermo Fisher Scientific, Inc.	2.95	09/19/26	310,069
175	Transurban Finance Co., Pty Ltd. (Australia)(a)	3.375	03/22/27	169,578
300	Transurban Finance Co., Pty Ltd. (Australia)(a)	4.125	02/02/26	309,754
200	Tyson Foods, Inc.	4.875	08/15/34	205,146
750	UnitedHealth Group, Inc.	2.875	03/15/23	752,821
525	UnitedHealth Group, Inc.	3.75	07/15/25	548,851
150	Whole Foods Market, Inc.	5.20	12/03/25	159,686
930	WM Wrigley Jr. Co. (a)	2.90	10/21/19	947,142
				13,692,604
	Diversified (0.2%)
200	Alfa SAB de CV (Mexico)(a)	5.25	03/25/24	210,500

	Energy (7.7%)
500	Anadarko Petroleum Corp.	6.45	09/15/36	591,878
400	APT Pipelines Ltd. (Australia)(a)	4.20	03/23/25	409,255
200	BG Energy Capital PLC (United Kingdom)(a)	5.125	10/15/41	219,626
500	BP Capital Markets PLC (United Kingdom)	3.119	05/04/26	489,877
675	Buckeye Partners LP	4.15	07/01/23	690,696
400	Cimarex Energy Co.	5.875	05/01/22	412,318
151	DCP Midstream Operating LP (a)	5.35	03/15/20	157,040
425	Enable Midstream Partners LP	3.90	05/15/24	415,404
250	Endeavor Energy Resources LP/EER Finance, Inc. (a)	7.00	08/15/21	262,500
175	Enterprise Products Operating LLC	5.95	02/01/41	200,726
250	Exxon Mobil Corp.	4.114	03/01/46	257,660
130	Hess Corp.	6.00	01/15/40	134,041
100	Kinder Morgan Energy Partners LP	3.95	09/01/22	102,282
250	Kinder Morgan, Inc.	5.55	06/01/45	256,346
300	Kinder Morgan, Inc. (a)	5.625	11/15/23	329,697
325	MPLX LP	4.00	02/15/25	322,614
25	MPLX LP	4.875	06/01/25	26,230
150	MPLX LP	5.20	03/01/47	151,509
200	Noble Energy, Inc.	5.05	11/15/44	205,277
100	Phillips 66 Partners LP	4.68	02/15/45	92,766
325	Spectra Energy Capital LLC	7.50	09/15/38	389,873
450	Tesoro Corp. (a)	4.75	12/15/23	466,690
275	TransCanada PipeLines Ltd. (Canada)	7.625	01/15/39	386,592
475	Williams Partners LP/ACMP Finance Corp.	4.875	05/15/23	490,521
450	Woodside Finance Ltd. (Australia)(a)	3.70	09/15/26	440,468
				7,901,886
	Finance (34.1%)
390	ABB Treasury Center USA, Inc. (Switzerland)(a)	4.00	06/15/21	413,051
600	ABN Amro Bank N.V. (Netherlands)(a)	4.75	07/28/25	619,142
150	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands)	3.50	05/26/22	151,318
420	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands)	3.75	05/15/19	431,476
250	Air Lease Corp.	3.375	06/01/21	255,095
275	Alexandria Real Estate Equities, Inc.	3.95	01/15/27	275,458
325	American Campus Communities Operating Partnership LP	3.75	04/15/23	332,721
125	American International Group, Inc.	4.50	07/16/44	119,743
375	American International Group, Inc.	4.875	06/01/22	406,368
350	AvalonBay Communities, Inc., Series G	2.95	05/11/26	335,958
205	Bank of America Corp.	7.75	05/14/38	282,877
325	Bank of America Corp., MTN	2.151	11/09/20	322,344
845	Bank of America Corp., MTN	4.00	04/01/24	877,428
150	Bank of America Corp., MTN	5.00	01/21/44	164,094
750	Bank of America Corp., Series G	3.50	04/19/26	741,019
800	BBVA Bancomer SA (Mexico)(a)	6.50	03/10/21	880,000

575	BNP Paribas SA (France)(a)	3.80		01/10/24	572,705
400	Boston Properties LP	3.65		02/01/26	399,183
625	BPCE SA (France)(a)	5.15		07/21/24	642,881
450	Brixmor Operating Partnership LP	4.125		06/15/26	453,679
400	Brookfield Finance, Inc. (Canada)	4.25		06/02/26	402,688
625	Capital One Financial Corp.	3.75		03/09/27	622,506
575	Citigroup, Inc.	8.125		07/15/39	846,508
375	CNA Financial Corp.	7.35		11/15/19	423,474
1,175	Cooperatieve Rabobank UA (Netherlands)	3.95		11/09/22	1,207,329
250	Credit Suisse Group AG (Switzerland)(a)	3.574		01/09/23	249,927
625	Credit Suisse Group Funding Guernsey Ltd. (Switzerland)	4.55		04/17/26	647,165
150	CubeSmart LP	3.125		09/01/26	141,178
425	Discover Bank	7.00		04/15/20	474,408
715	Discover Financial Services	3.85		11/21/22	730,010
300	Discover Financial Services	3.95		11/06/24	300,934
300	Extra Space Storage LP (a)	3.125		10/01/35	311,250
450	Five Corners Funding Trust (a)	4.419		11/15/23	479,088
250	GE Capital International Funding Co.	4.418		11/15/35	264,496
375	Goldman Sachs Group, Inc. (The)	6.25		02/01/41	472,541
525	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	649,768
300	Goldman Sachs Group, Inc. (The), MTN	4.80		07/08/44	318,013
950	Goodman Funding Pty Ltd. (Australia)(a)	6.375		04/15/21	1,068,058
250	Guardian Life Insurance Co. of America (The) (a)	4.85		01/24/77	244,567
400	Healthcare Trust of America Holdings LP	3.70		04/15/23	401,559
410	HSBC Finance Corp.	6.676		01/15/21	463,859
525	HSBC Holdings PLC (United Kingdom)	3.90		05/25/26	532,618
325	HSBC Holdings PLC (United Kingdom)	4.041	(c)	03/13/28	328,918
250	HSBC Holdings PLC (United Kingdom)	4.375		11/23/26	252,433
400	ING Bank N.V. (Netherlands)(a)	5.80		09/25/23	445,643
200	ING Groep N.V. (Netherlands)	6.00	(c)	04/16/20(d)	199,760
300	Intesa Sanpaolo SpA (Italy)	3.875		01/16/18	304,105
250	Intesa Sanpaolo SpA (Italy)(a)	5.71		01/15/26	242,685
750	JPMorgan Chase & Co.	3.782	(c)	02/01/28	758,003
480	JPMorgan Chase & Co.	4.95		06/01/45	506,884
575	LeasePlan Corp. N.V. (Netherlands)(a)	2.875		01/22/19	577,703
200	Liberty Mutual Group, Inc. (a)	4.85		08/01/44	203,566
275	Lincoln National Corp.	7.00		06/15/40	356,398
475	Lloyds Banking Group PLC (United Kingdom)	3.10		07/06/21	479,377
125	Massachusetts Mutual Life Insurance Co. (a)	4.50		04/15/65	121,582
500	MetLife, Inc. (e)	5.70		06/15/35	601,110
500	New York Life Global Funding (a)	2.90		01/17/24	501,836
675	Prudential Financial, Inc.	5.625	(c)	06/15/43	724,106
135	Prudential Financial, Inc., MTN	6.625		12/01/37	175,416
575	Realty Income Corp.	3.25		10/15/22	581,253
575	Royal Bank of Scotland Group PLC (United Kingdom)	3.875		09/12/23	567,496
750	Santander UK Group Holdings PLC (United Kingdom)	3.571		01/10/23	750,953
325	Santander UK PLC (United Kingdom)(a)	5.00		11/07/23	339,742
600	Skandinaviska Enskilda Banken AB (Sweden)(a)	2.625		11/17/20	604,204
250	Spirit Realty Capital, Inc.	3.75		05/15/21	256,720
300	Standard Chartered PLC (United Kingdom)(a)	2.10		08/19/19	297,706
700	Swedbank AB (Sweden)(a)	2.80		03/14/22	701,610
350	TD Ameritrade Holding Corp.	3.625		04/01/25	359,251
475	Toronto-Dominion Bank (The) (Canada)	3.625	(c)	09/15/31	465,920
525	UBS Group Funding Switzerland AG (Switzerland)(a)	3.491		05/23/23	529,005
425	Visa, Inc.	4.30		12/14/45	447,121
325	WEA Finance LLC/Westfield UK & Europe Finance PLC (a)	3.25		10/05/20	331,520
575	Weingarten Realty Investors	3.375		10/15/22	580,515
875	Wells Fargo & Co.	3.00		10/23/26	838,802

525	Wells Fargo & Co.	3.069		01/24/23	528,545
250	Wells Fargo & Co., MTN	4.10		06/03/26	255,539
					35,143,911
	Industrials (3.2%)
500	Brambles USA, Inc. (Australia)(a)	4.125		10/23/25	513,249
375	Burlington Northern Santa Fe LLC	4.55		09/01/44	396,407
325	CSX Corp.	2.60		11/01/26	305,105
165	Embraer Netherlands Finance BV (Brazil)	5.40		02/01/27	170,400
200	Harris Corp.	4.854		04/27/35	214,288
510	Heathrow Funding Ltd. (United Kingdom)(a)	4.875		07/15/20	546,751
225	Johnson Controls International PLC	3.90		02/14/26	234,002
425	Lockheed Martin Corp.	3.55		01/15/26	432,738
235	MasTec, Inc.	4.875		03/15/23	233,238
300	Siemens Financieringsmaatschappij N.V. (Germany)(a)	2.35		10/15/26	278,982
					3,325,160
	Technology (3.9%)
250	Akamai Technologies, Inc.	0.00	(b)	02/15/19	247,814
1,150	Apple, Inc.	2.45		08/04/26	1,089,184
325	Applied Materials, Inc.	3.30		04/01/27	326,696
375	Citrix Systems, Inc.	0.50		04/15/19	471,563
200	Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a)	8.10		07/15/36	251,837
950	Microsoft Corp.	2.875		02/06/24	956,970
350	Microsoft Corp.	4.45		11/03/45	370,294
264	Nuance Communications, Inc.	2.75		11/01/31	266,145
					3,980,503
	Utilities (9.6%)
400	Alabama Power Co.	3.75		03/01/45	376,044
475	Appalachian Power Co.	3.40		06/01/25	481,056
425	Baltimore Gas & Electric Co.	2.40		08/15/26	396,651
175	Black Hills Corp.	3.15		01/15/27	167,042
250	Boston Gas Co. (a)	4.487		02/15/42	259,001
495	CMS Energy Corp.	5.05		03/15/22	542,445
280	CMS Energy Corp.	6.25		02/01/20	309,006
275	Duke Energy Carolinas LLC	3.75		06/01/45	263,209
275	Duke Energy Corp.	2.65		09/01/26	256,747
330	EDP Finance BV (Portugal)(a)	5.25		01/14/21	353,338
225	Enel Finance International N.V. (Italy)(a)	6.00		10/07/39	257,269
210	Enel SpA (Italy)(a)	8.75	(c)	09/24/73	242,025
300	Entergy Arkansas, Inc.	3.50		04/01/26	307,483
150	Entergy Louisiana LLC	3.05		06/01/31	142,371
700	Exelon Generation Co., LLC	4.00		10/01/20	727,944
188	Fermaca Enterprises S de RL de CV (Mexico)(a)	6.375		03/30/38	194,055
300	Fortis, Inc. (Canada)(a)	2.10		10/04/21	290,991
200	GNL Quintero SA (Chile)(a)	4.634		07/31/29	205,000
275	Oncor Electric Delivery Co., LLC	2.95		04/01/25	272,884
325	Origin Energy Finance Ltd. (Australia)(a)	3.50		10/09/18	329,490
590	Puget Energy, Inc.	6.50		12/15/20	661,317
675	Sempra Energy	2.40		03/15/20	677,910
250	South Carolina Electric & Gas Co.	4.50		06/01/64	242,582
525	Trans-Allegheny Interstate Line Co. (a)	3.85		06/01/25	538,673
396	TransAlta Corp. (Canada)	4.50		11/15/22	398,475
475	Virginia Electric & Power Co., Series B	4.20		05/15/45	485,754
250	WEC Energy Group, Inc.	3.55		06/15/25	255,103
250	Xcel Energy, Inc.	3.30		06/01/25	250,801
					9,884,666
	Total Corporate Bonds (Cost $98,281,656)				99,883,172

	Sovereign (0.5%)
550	Sinopec Group Overseas Development 2015 Ltd. (China)(a) (Cost $548,460)	2.50	04/28/20	547,927

	Asset-Backed Security (0.1%)
99	CVS Pass-Through Trust (a) (Cost $98,600)	8.353	07/10/31	127,107

	Short-Term Investments (1.5%)
	U.S. Treasury Security (0.9%)
889	U.S. Treasury Bill (f)(g) (Cost $887,191)	0.637	07/27/17	886,802

NUMBER OF SHARES (000)
	Investment Company (0.6%)
606	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $605,884)		605,884
	Total Short-Term Investments (Cost $1,493,075)		1,492,686

	Total Investments (Cost $100,421,791) (i)(j)(k)	99.1%	102,050,892
	Other Assets in Excess of Liabilities	0.9	938,425
	Net Assets	100.0%	$102,989,317

MTN	Medium Term Note.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Capital appreciation bond.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2017.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2017.

(e)

For the three months ended March 31, 2017, there were no transactions in Met Life, Inc., Corporate Bond, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor.

(f)	Rate shown is the yield to maturity at March 31, 2017.
(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(h)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by $460 relating to the Portfolio’s investment in the Liquidity Funds.

(i)	Securities are available for collateral in connection with open futures contracts and swap agreements.
(j)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(k)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,925,944 and the aggregate gross unrealized depreciation is $1,296,843 resulting in net unrealized appreciation of $1,629,101.

Futures Contracts Open at March 31, 2017:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
65	Long	U.S. Treasury 2 yr. Note, Jun-17	$14,069,453	$1,656
19	Long	U.S. Treasury 30 yr. Bond, Jun-17	2,866,031	15,491
21	Long	U.S. Treasury 5 yr. Note, Jun-17	2,472,258	14,930
8	Long	U.S. Treasury Ultra Bond, Jun-17	1,285,000	2,528
7	Short	U.S. Treasury 10 yr. Ultra Long Bond, Jun-17	(937,234)	(4,216)
58	Short	U.S. Treasury 10 yr. Note, Jun-17	(7,224,625)	(26,594)
		Net Unrealized Appreciation		$3,795

Credit Default Swap Agreements Open at March 31, 2017:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED DEPRECIATION	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$845	1.00%	3/20/19	$(30,981)	$16,217	$(14,764)	BBB+
Morgan Stanley & Co., LLC*
CDX.NA.HY.27	Buy	2,054	5.00	12/20/21	(79,404)	(85,582)	(164,986)	NR
Total Credit Default Swaps		$2,899			$(110,385)	$(69,365)	$(179,750)

Interest Rate Swap Agreements Open at March 31, 2017:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co., LLC*	2,650	3 Month LIBOR	Receive	1.86%	12/08/21	$7,264
Morgan Stanley & Co., LLC*	1,425	3 Month LIBOR	Receive	2.28	12/08/26	5,368
Morgan Stanley & Co., LLC*	5,897	3 Month LIBOR	Receive	2.48	12/21/26	(81,173)
		Net Unrealized Depreciation				$(68,541)

LIBOR	London Interbank Offered Rate.
NR	Not rated.
†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments • March 31, 2017 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.4%)
	Denmark (2.1%)
	Pharmaceuticals
18,399	Novo Nordisk A/S, Series B	$631,892
	France (17.5%)
	Aerospace & Defense
11,205	Airbus SE	852,643
	Banks
13,945	BNP Paribas SA	928,741
	Electrical Equipment
11,938	Schneider Electric SE	874,034
	Hotels, Restaurants & Leisure
14,148	Accor SA	589,385
	Insurance
33,058	AXA SA	855,383
	Media
8,823	Publicis Groupe SA	616,605
	Multi-Utilities
38,745	Suez	611,937
	Total France	5,328,728
	Germany (15.1%)
	Auto Components
2,164	Continental AG	474,408
	Automobiles
8,508	Daimler AG (Registered)	628,082
	Chemicals
2,305	Symrise AG	153,293
	Health Care Providers & Services
10,057	Fresenius SE & Co., KGaA	808,201
	Industrial Conglomerates
7,604	Siemens AG (Registered)	1,041,574
	Pharmaceuticals
4,786	Bayer AG (Registered)	551,671
	Software
9,628	SAP SE	944,740
	Total Germany	4,601,969
	Ireland (2.3%)
	Construction Materials
19,882	CRH PLC	701,418
	Italy (1.4%)
	Capital Markets
24,953	Azimut Holding SpA	434,702
	Netherlands (12.3%)
	Banks
52,380	ING Groep N.V.	791,805
	Diversified Telecommunication Services
186,982	Koninklijke KPN N.V.	563,111
	Personal Products
17,109	Unilever N.V. CVA	849,990
	Professional Services
37,809	RELX N.V.	700,209
	Semiconductors & Semiconductor Equipment
6,253	ASML Holding N.V.	829,835

	Total Netherlands	3,734,950
	Spain (0.4%)
	Information Technology Services
2,172	Amadeus IT Holding SA, Class A	110,201
	Sweden (2.1%)
	Machinery
42,104	Volvo AB, Class B	621,647
	Switzerland (16.0%)
	Food Products
19,328	Nestle SA (Registered)	1,482,910
	Insurance
2,672	Zurich Insurance Group AG	713,316
	Pharmaceuticals
14,227	Novartis AG (Registered)	1,056,035
4,648	Roche Holding AG (Genusschein)	1,187,000
		2,243,035
	Textiles, Apparel & Luxury Goods
1,215	Swatch Group AG (The)	435,102
	Total Switzerland	4,874,363
	United Kingdom (29.2%)
	Banks
232,744	Barclays PLC	656,403
723,802	Lloyds Banking Group PLC	601,424
		1,257,827
	Diversified Telecommunication Services
108,726	BT Group PLC	433,461
	Household Products
9,384	Reckitt Benckiser Group PLC	856,631
	Insurance
46,762	Prudential PLC	987,796
	Oil, Gas & Consumable Fuels
167,528	BP PLC	960,379
37,001	Royal Dutch Shell PLC, Class A	971,675
		1,932,054
	Pharmaceuticals
34,825	GlaxoSmithKline PLC	724,077
	Tobacco
16,787	British American Tobacco PLC	1,114,720
16,164	Imperial Brands PLC	783,140
		1,897,860
	Wireless Telecommunication Services
302,318	Vodafone Group PLC	788,230
	Total United Kingdom	8,877,936
	Total Common Stocks (Cost $22,774,619)	29,917,806

NUMBER OF SHARES (000)
	Short-Term Investment (0.9%)
	Investment Company
262	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $261,623)		261,623
	Total Investments (Cost $23,036,242) (b)(c)	99.3%	30,179,429
	Other Assets in Excess of Liabilities	0.7	219,837
	Net Assets	100.0%	$30,399,266

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

CVA	Certificaten Van Aandelen.
(a)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by $134 relating to the Portfolio’s investment in the Liquidity Funds.

(b)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(c)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,921,733 and the aggregate gross unrealized depreciation is $1,778,546 resulting in net unrealized appreciation of $7,143,187.

Summary of Investments • March 31, 2017 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	$4,150,675	13.8%
Banks	2,978,373	9.9
Insurance	2,556,495	8.5
Oil, Gas & Consumable Fuels	1,932,054	6.4
Tobacco	1,897,860	6.3
Food Products	1,482,910	4.9
Industrial Conglomerates	1,041,574	3.5
Diversified Telecommunication Services	996,572	3.3
Software	944,740	3.1
Electrical Equipment	874,034	2.9
Household Products	856,631	2.8
Aerospace & Defense	852,643	2.8
Personal Products	849,990	2.8
Semiconductors & Semiconductor Equipment	829,835	2.7
Health Care Providers & Services	808,201	2.7
Wireless Telecommunication Services	788,230	2.6
Construction Materials	701,418	2.3
Professional Services	700,209	2.3
Automobiles	628,082	2.1
Machinery	621,647	2.1
Media	616,605	2.0
Multi-Utilities	611,937	2.0
Hotels, Restaurants & Leisure	589,385	2.0
Auto Components	474,408	1.6
Textiles, Apparel & Luxury Goods	435,102	1.4
Capital Markets	434,702	1.4
Investment Company	261,623	0.9
Chemicals	153,293	0.5
Information Technology Services	110,201	0.4
	$30,179,429	100.0%

Morgan Stanley Variable Investment Series - Multi Cap Growth Portfolio

Portfolio of Investments • March 31, 2017 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (92.8%)
	Automobiles (6.2%)
50,236	Tesla, Inc. (a)(b)	$13,980,679
	Biotechnology (0.6%)
10,293	Alnylam Pharmaceuticals, Inc. (a)	527,516
24,785	Intrexon Corp. (a)(b)	491,239
11,842	Juno Therapeutics, Inc. (a)(b)	262,774
		1,281,529
	Health Care Equipment & Supplies (4.8%)
14,237	Intuitive Surgical, Inc. (a)	10,912,233
	Health Care Technology (9.2%)
94,428	athenahealth, Inc. (a)	10,641,091
198,520	Veeva Systems, Inc., Class A (a)	10,180,106
		20,821,197
	Hotels, Restaurants & Leisure (3.8%)
254,177	Shake Shack, Inc., Class A (a)(b)	8,489,512
	Information Technology Services (7.6%)
92,732	Mastercard, Inc., Class A	10,429,568
74,760	Visa, Inc., Class A	6,643,921
		17,073,489
	Internet & Direct Marketing Retail (12.9%)
23,646	Amazon.com, Inc. (a)	20,963,125
4,582	Priceline Group, Inc. (The) (Netherlands) (a)	8,155,822
		29,118,947
	Internet Software & Services (19.7%)
31,886	Alibaba Group Holding Ltd. ADR (China) (a)	3,438,268
16,704	Alphabet, Inc., Class C (a)	13,856,970
140,112	Facebook, Inc., Class A (a)	19,902,910
114,200	Tencent Holdings Ltd. (China) (c)	3,273,983
272,699	Twitter, Inc. (a)	4,076,850
		44,548,981
	Life Sciences Tools & Services (6.1%)
80,449	Illumina, Inc. (a)	13,727,817
	Semiconductors & Semiconductor Equipment (3.4%)
70,835	NVIDIA Corp.	7,716,057
	Software (18.5%)
25,013	Mobileye N.V. (a)	1,535,798
131,945	Salesforce.com, Inc. (a)	10,884,143
92,542	ServiceNow, Inc. (a)	8,094,649
46,158	Snap, Inc., Class A (a)	1,039,940
120,788	Splunk, Inc. (a)	7,523,884
151,202	Workday, Inc., Class A (a)	12,592,103
		41,670,517
	Total Common Stocks (Cost $118,918,124)	209,340,958
	Preferred Stocks (5.3%)
	Electronic Equipment, Instruments & Components (0.2%)
18,954	Magic Leap, Series C (a)(d)(e)(f) (acquisition cost - $436,567; acquired 12/22/15)	424,190
	Hotels, Restaurants & Leisure (0.7%)
114,561	Blue Bottle Coffee, Inc., Series B (a)(d)(e)(f) (acquisition cost - $1,657,606; acquired 01/24/14)	1,489,293
	Internet & Direct Marketing Retail (3.1%)
42,717	Airbnb, Inc., Series D (a)(d)(e)(f) (acquisition cost - $1,739,139; acquired 04/16/14)	4,489,130

50,711	Uber Technologies, Series G (a)(d)(e)(f) (acquisition cost - $2,473,289; acquired 12/03/15)	2,473,288
		6,962,418
	Life Sciences Tools & Services (1.1%)
627,809	10X Genomics, Inc., Series B (a)(d)(e)(f) (acquisition cost - $2,052,935; acquired 12/19/14)	2,517,514
	Software (0.2%)
141,612	Lookout, Inc., Series F (a)(d)(e)(f) (acquisition cost - $1,617,648; acquired 06/17/14)	433,333
	Total Preferred Stocks (Cost $9,977,184)	11,826,748

NOTIONAL AMOUNT (000)
Call Option Purchased (0.0%)
Foreign Currency Option
26,721	USD/CNY May 2017 @ CNY 7.90, Royal Bank of Scotland (Cost $109,344)	240

NUMBER OF SHARES (000)
Short-Term Investments (10.5%)
Securities held as Collateral on Loaned Securities (8.4%)
Investment Company (7.4%)
16,615	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	16,614,887

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (1.0%)
$1,522	Barclays Capital, Inc. (0.78%, dated 03/31/17, due 04/03/17; proceeds $1,522,460; fully collateralized by U.S. Government obligations; 1.00% - 1.50% due 12/15/17 - 03/31/23; valued at $1,552,810)	1,522,361
877	Merrill Lynch & Co., Inc. (0.83%, dated 03/31/17, due 04/03/17; proceeds $876,572; fully collateralized by a U.S. Government agency security; 3.50% due 02/20/47; valued at $894,041)	876,511
		2,398,872
	Total Securities held as Collateral on Loaned Securities (Cost $19,013,759)	19,013,759

NUMBER OF SHARES (000)
	Investment Company (2.1%)
4,733	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $4,733,420)		4,733,420
	Total Short-Term Investments (Cost $23,747,179)		23,747,179

	Total Investments (Cost $152,751,831) (h)(i)	108.6%	244,915,125
	Liabilities in Excess of Other Assets	(8.6)	(19,355,726)
	Net Assets	100.0%	$225,559,399

ADR	American Depositary Receipt.
(a)	Non-income producing security.

(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2017 were $19,892,353 and $20,299,167 respectively. The Portfolio received cash collateral of $19,013,759, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2017, there was uninvested cash of $1,285,408 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)

At March 31, 2017, the Portfolio held fair valued securities valued at $11,826,748, representing 5.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)	Illiquid security.
(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2017, amounts to $11,826,748 and represents 5.3% of net assets.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by $2,217 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(i)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $99,660,293 and the aggregate gross unrealized depreciation is $7,496,999 resulting in net unrealized appreciation of $92,163,294.

Currency Abbreviations:

CNY	Chinese Yuan Renminbi.
USD	United States Dollar.

Summary of Investments • March 31, 2017 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Internet Software & Services	$44,548,981		19.7%
Software	42,103,850		18.6
Internet & Direct Marketing Retail	36,081,365		16.0
Health Care Technology	20,821,197		9.2
Information Technology Services	17,073,489		7.6
Life Sciences Tools & Services	16,245,331		7.2
Automobiles	13,980,679		6.2
Health Care Equipment & Supplies	10,912,233		4.8
Hotels, Restaurants & Leisure	9,978,805		4.4
Semiconductors & Semiconductor Equipment	7,716,057		3.4
Investment Company	4,733,420		2.1
Biotechnology	1,281,529		0.6
Electronic Equipment, Instruments & Components	424,190		0.2
Other	240		0.0
	$225,901,366	+	100.0%

+	Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Variable Investment Series

Notes to Portfolio of Investments • March 31, 2017 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges;  (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) listed options are valued at the last reported sales price on the exchange on which they are listed  (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (6) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (7) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (9) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Limited Duration
Assets:
Fixed Income Securities
Corporate Bonds	$—	$21,370,150	$—	$21,370,150
Asset-Backed Securities	—	3,147,013	—	3,147,013
Mortgages - Other	—	1,337,614	—	1,337,614
Commercial Mortgage-Backed Securities	—	851,441	—	851,441
Collateralized Mortgage Obligations - Agency Collateral Series	—	260,492	—	260,492
Sovereign	—	244,557	—	244,557
Agency Fixed Rate Mortgages	—	86,530	—	86,530
Total Fixed Income Securities	—	27,297,797	—	27,297,797
Short-Term Investments
U.S. Treasury Security	—	50,874	—	50,874
Investment Company	387,930	—	—	387,930
Total Short-Term Investments	387,930	50,874	—	438,804
Futures Contracts	7,867	—	—	7,867
Total Assets	395,797	27,348,671	—	27,744,468
Liabilities:
Futures Contracts	(4,270)	—	—	(4,270)
Total	$391,527	$27,348,671	$—	$27,740,198

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Income Plus
Assets:
Fixed Income Securities
Corporate Bonds	$—	$99,883,172	$—	$99,883,172
Sovereign	—	547,927	—	547,927
Asset-Backed Security	—	127,107	—	127,107
Total Fixed Income Securities	—	100,558,206	—	100,558,206
Short-Term Investments
U.S. Treasury Security	—	886,802	—	886,802
Investment Company	605,884	—	—	605,884
Total Short-Term Investments	605,884	886,802	—	1,492,686
Futures Contracts	34,605	—	—	34,605
Interest Rate Swap Agreements	—	12,632	—	12,632
Total Assets	640,489	101,457,640	—	102,098,129
Liabilities:
Futures Contracts	(30,810)	—	—	(30,810)
Credit Default Swap Agreements	—	(110,385)	—	(110,385)
Interest Rate Swap Agreement	—	(81,173)	—	(81,173)
Total Liabilities	(30,810)	(191,558)	—	(222,368)
Total	$609,679	$101,266,082	$—	$101,875,761

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
European Equity
Assets:
Common Stocks
Aerospace & Defense	$852,643	$—	$—	$852,643
Auto Components	474,408	—	—	474,408
Automobiles	628,082	—	—	628,082
Banks	2,978,373	—	—	2,978,373
Capital Markets	434,702	—	—	434,702
Chemicals	153,293	—	—	153,293
Construction Materials	701,418	—	—	701,418
Diversified Telecommunication Services	996,572	—	—	996,572
Electrical Equipment	874,034	—	—	874,034
Food Products	1,482,910	—	—	1,482,910
Health Care Providers & Services	808,201	—	—	808,201
Hotels, Restaurants & Leisure	589,385	—	—	589,385
Household Products	856,631	—	—	856,631
Industrial Conglomerates	1,041,574	—	—	1,041,574
Information Technology Services	110,201	—	—	110,201
Insurance	2,556,495	—	—	2,556,495
Machinery	621,647	—	—	621,647
Media	616,605	—	—	616,605
Multi-Utilities	611,937	—	—	611,937
Oil, Gas & Consumable Fuels	1,932,054	—	—	1,932,054
Personal Products	849,990	—	—	849,990
Pharmaceuticals	4,150,675	—	—	4,150,675
Professional Services	700,209	—	—	700,209
Semiconductors & Semiconductor Equipment	829,835	—	—	829,835
Software	944,740	—	—	944,740
Textiles, Apparel & Luxury Goods	435,102	—	—	435,102
Tobacco	1,897,860	—	—	1,897,860
Wireless Telecommunication Services	788,230	—	—	788,230
Total Common Stocks	29,917,806	—	—	29,917,806
Short-Term Investment
Investment Company	261,623	—	—	261,623
Total Assets	$30,179,429	$—	$—	$30,179,429

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Multi Cap Growth
Assets:
Common Stocks
Automobiles	$13,980,679	$—	$—	$13,980,679
Biotechnology	1,281,529	—	—	1,281,529
Health Care Equipment & Supplies	10,912,233	—	—	10,912,233
Health Care Technology	20,821,197	—	—	20,821,197
Hotels, Restaurants & Leisure	8,489,512	—	—	8,489,512
Information Technology Services	17,073,489	—	—	17,073,489
Internet & Direct Marketing Retail	29,118,947	—	—	29,118,947
Internet Software & Services	44,548,981	—	—	44,548,981
Life Sciences Tools & Services	13,727,817	—	—	13,727,817
Semiconductors & Semiconductor Equipment	7,716,057	—	—	7,716,057
Software	41,670,517	—	—	41,670,517
Total Common Stocks	209,340,958	—	—	209,340,958
Preferred Stocks	—	—	11,826,748	11,826,748
Call Option Purchased	—	240	—	240
Short-Term Investments
Investment Company	21,348,307	—	—	21,348,307
Repurchase Agreements	—	2,398,872	—	2,398,872
Total Short-Term Investments	21,348,307	2,398,872	—	23,747,179
Total Assets	$230,689,265	$2,399,112	$11,826,748	$244,915,125

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi Cap Growth
Preferred Stocks
Beginning Balance	$12,235,135
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(408,387)
Realized gains (losses)	—
Ending Balance	$11,826,748

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2017	$(408,387)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Multi Cap Growth	Fair Value at March 31, 2017	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input

Electronic Equipment, Instuments & Components
Preferred Stock	$424,190	Discounted Cash Flow	Weighted Average Cost of Capital	25.0%		27.0%		26.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.6	x	24.7	x	19.4	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Hotels, Restaurants & Leisure
Preferred Stock	$1,489,293	Discounted Cash Flow	Weighted Average Cost of Capital	20.0%		22.0%		21.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.2	x	5.7	x	2.5	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Internet & Direct Marketing Retail
Preferred Stocks	$4,489,130	Market Transaction Method	Precedent Transaction	$105.00		$105.00		$105.00		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.5%		17.5%		16.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	9.8	x	16.2	x	12.8	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

	$2,473,288	Market Transaction Method	Precedent Transaction	$48.77		$48.77		$48.77		Increase

Life Sciences Tools & Services
Preferred Stock	$2,517,514	Discounted Cash Flow	Weighted Average Cost of Capital	25.5%		27.5%		26.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.4	x	3.3	x	3.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Software
Preferred Stock	$433,333	Discounted Cash Flow	Weighted Average Cost of Capital	19.0%		21.0%		20.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	4.8	x	6.6	x	5.0	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2017